Combined and Consolidated Statements of Operations (Parentheticals) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Marketing and branding service revenue	¥ 77,046	¥ 117,796
Other service revenue	19,955	12,116	4,435
Workspace membership	12,564	22,336	11,964
Marketing and branding service	¥ 11,504	¥ 57,444